S000006335 [Member] Investment Strategy - TCW Relative Value Large Cap Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies, meaning those with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell 1000® Index. As of December 31, 2025, the market capitalization of companies included in the Russell 1000® Index was between $1.3 billion and $4.5 trillion. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; rights, warrants or options to purchase common or preferred stock; securities that may be converted into or exchanged for common or preferred stock, such as convertible preferred stock, convertible debt and Eurodollar convertible securities; equity securities of foreign companies listed on established exchanges, including NASDAQ; American Depositary Receipts (ADRs); and other securities with equity characteristics.
The portfolio managers analyze economic and market conditions and identify securities that the portfolio managers believe will make the best investments in the pursuit of the Fund’s investment objective. In selecting the Fund’s investments, the portfolio managers sometimes consider the extent to which businesses have leaders who prudently manage financially material risks to their business and demonstrate appropriate corporate governance in the management of their business. Additionally, the portfolio managers consider various factors including:
•	a company’s market capitalization;
•	a company’s price-to-book;
•	a company’s price-to-earnings;
•	a company’s price-to-sales;
•	a company’s price-to-cash flow; and/or
•	a company’s dividend yield.
The Fund will invest mostly in companies the portfolio managers believe are “value companies.” In managing the Fund’s investments, the portfolio managers blend a number of investment strategies. The portfolio managers emphasize investing in companies that tend to have one or more characteristics that are lower than the equivalent characteristics for companies in the S&P 500 Index. The portfolio managers seek companies that they believe are neglected or out of favor and whose stock prices are low in relation to current earnings, cash flow, book value and sales and companies that they believe have reasonable prospects for growth even though the expectations for these companies are low and their valuations are temporarily depressed.
Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio managers believe that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.